ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)

Accounts receivable	3	20
Notes receivable	1,238	2,221
Less: allowance for credit losses	-	-
Accounts and notes receivable, net	1,241	2,241